Equity (Details 3) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding shares, Beginning	1,990,000	5,035,000
Options outstanding, Warrants issued		573,000
Options outstanding, Warrants exercised		(3,618,000)
Options outstanding shares, Ending	1,990,231	1,990,000
Weighted average exercise price, Beginning	$ 4.6	$ 1.8
Weighted average exercise price, Warrants issued		11.25
Weighted average exercise price, Warrants exercised		1.76
Weighted average exercise price, Ending	$ 4.6	$ 4.6
Warrants exercisable, Beginning	1,757,000	4,386,000
Warrants exercisable, Ending	1,874,000	1,757,000
Weighted average exercise price options exercisable, Beginning	$ 5.04	$ 1.88
Weighted average exercise price options exercisable,Ending	$ 4.8	$ 5.04